Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 5,906	$ 33,373	$ 8,082	$ 76,384	$ 125,662	$ 38,264
Cost of goods sold	767	23,969	1,866	54,765	300,757	19,744
Gross profit (loss)	5,139	9,404	6,216	21,619	(175,095)	18,520
Operating expenses:
General and administrative	142,464	378,910	907,595	1,148,100	1,587,017	2,294,284
Professional fees	236,139	95,946	413,651	380,801	431,737	915,217
Depreciation expense	9,274	9,883	25,578	34,540	42,287	40,321
Total operating expenses	387,877	484,739	1,346,824	1,563,441	2,061,041	3,249,822
Operating loss	(382,738)	(475,335)	(1,340,608)	(1,541,822)	(2,236,136)	(3,231,302)
Other income (expense):
Sublease income				1,000	1,000	27,000
Loss on disposal of fixed assets		(9,041)		(9,041)	(9,041)	(71,487)
Gain on early extinguishment of lease		20,148	4,397	20,148	20,148
Gain on forgiveness of PPP loan					121,372
Gain on early extinguishment of debt				121,372
Interest income	3		6	41	38	2,358
Interest expense	(67,571)	(529,915)	(177,169)	(886,837)	(956,858)	(511,131)
Total other expense	(67,568)	(518,808)	(172,766)	(753,317)	(823,341)	(553,260)
Net loss	(450,306)	(994,143)	(1,513,374)	(2,295,139)	(3,059,477)	(3,784,562)
Other comprehensive loss:
Gain (loss) on foreign currency translation	(32,831)	2,334	145,370	6,806	13,648	(11,477)
Net other comprehensive loss	(483,137)	(991,809)	(1,368,004)	(2,288,333)	(3,045,829)	(3,796,039)
Series A convertible preferred stock declared ($0.60 per share)	(15,083)	(9,866)	(43,808)	(28,971)	(38,923)	(61,684)
Net loss attributable to common shareholders	$ (498,220)	$ (1,001,675)	$ (1,411,812)	$ (2,317,304)	$ (3,084,752)	$ (3,857,723)
Weighted average number of common shares
Weighted average number of common shares outstanding basic	74,958,373	66,080,317	71,436,129	65,850,852	66,191,644	60,600,548
Weighted average number of common shares outstanding diluted	74,958,373	66,080,317	71,436,129	65,850,852	66,191,644	60,600,548
Net loss per share basic	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)	$ 0.05	$ 0.06
Net loss per share diluted	(0.01)	(0.02)	(0.02)	(0.04)	0.05	0.06
Dividends declared per share of common stock	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00